Liabilities Presented At Fair Value (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 ₪ / shares shares	Jul. 09, 2017 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 ₪ / shares	Jul. 09, 2017 ₪ / shares
Warrants [Member]
Statement Line Items [Line Items]
Number of warrants exercised	403,422	607,044
Series Preferred F1 Share [Member]
Statement Line Items [Line Items]
Issuance of series F-1 preferred shares, net of issuance costs			4,274,363
Par value | ₪ / shares						₪ 0.01
Share price | $ / shares			$ 9.44
Series Preferred F1 Share [Member] | Warrants [Member]
Statement Line Items [Line Items]
Par value | ₪ / shares						₪ 0.01
Exercise price of warrants | $ / shares			$ 11.33
Series Preferred F2 Share [Member] | Warrants [Member]
Statement Line Items [Line Items]
Number of warrants granted			2,564,619
Proceeds from issuance of shares | $			$ 40,350
Issuance costs related to equity | $			585
Issuance costs related to warrants | $			$ 216
Number of warrants exercised				2,564,619
Ordinary shares [member]
Statement Line Items [Line Items]
Par value | ₪ / shares		₪ 0.01			₪ 0.01
Share price | $ / shares	$ 6.72			$ 6.72
Increase (decrease) through exercise of warrants	209,312	293,489		4,323,978